Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares par value (in New Shekels per share)	₪ 1.5	₪ 1.5
Ordinary shares, shares authorized	30,000,000	30,000,000
Ordinary shares, shares issued	11,452,672	11,186,481
Ordinary shares, shares outstanding	11,452,672	11,186,481